Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset			$ 538.2		$ 663.9
Contract assets, transfer to accounts receivable			387.0		$ 357.4
Performance obligation satisfied in previous period	$ 516.5	$ 421.5	$ 987.3	$ 820.8